Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
9. GOODWILL
The Company is a single reporting unit. The goodwill balance at December 31, 2021 and 2020 was $35,778.
Based on a qualitative assessment performed as of October 31, 2021 and a quantitative test performed as of December 31, 2020, the Company determined it was more likely than not that the fair value of the reporting unit exceeded its carrying value, resulting in no impairment in either year.